Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 18,261	$ 16,777	$ 17,325
Provision for obsolescence of materials and equipment	(151)	(123)	(134)
Provision for impairment of property, plant and equipment	(600)	(651)	(778)
Property, plant and equipment net	$ 17,510	$ 16,003	$ 16,413